Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury stock	Contributed surplus	Accumulated other comprehensive loss	Deficit	Total equity attributable to shareholders of the Company	Non-controlling interests
Balance beginning of year at Dec. 31, 2020		$ 3,144,644	$ (11,452)	$ 2,638,008	$ (21,822)	$ (2,103,206)		$ 40,873
Shares issued upon exercise of share options, for cash		1,738
Shares issued upon exercise of performance share units		1,202
Transfer of contributed surplus on exercise of options		684
Shares issued to the public, net of share issuance costs		11,411
Shares issued on acquisition of subsidiary		65,647
Purchase of treasury stock			0
Shares redeemed upon exercise of restricted share units			1,163	(1,163)
Share-based payment arrangements				8,461
Shares redeemed upon exercise of performance share units				(1,202)
Transfer to share capital on exercise of options				(684)
Non-reciprocal capital contribution to Deva				(27,961)				27,961
Other comprehensive (loss) earnings for the year attributable to shareholders of the Company	$ 917				917
Net loss attributable to shareholders of the Company	(136,020)					(136,020)
(Loss) earnings attributable to non-controlling interests	314							314
Contributions from non-controlling interests								409
Balance end of year at Dec. 31, 2021	3,639,922	3,225,326	(10,289)	2,615,459	(20,905)	(2,239,226)	$ 3,570,365	69,557
Shares issued upon exercise of share options, for cash		4,438
Shares issued upon exercise of performance share units		2,256
Transfer of contributed surplus on exercise of options		1,787
Shares issued to the public, net of share issuance costs		7,837
Shares issued on acquisition of subsidiary		0
Purchase of treasury stock			(13,969)
Shares redeemed upon exercise of restricted share units			3,804	(3,804)
Share-based payment arrangements				10,600
Shares redeemed upon exercise of performance share units				(2,256)
Transfer to share capital on exercise of options				(1,787)
Non-reciprocal capital contribution to Deva				0				0
Other comprehensive (loss) earnings for the year attributable to shareholders of the Company	(21,379)				(21,379)
Net loss attributable to shareholders of the Company	(353,824)					(353,824)
(Loss) earnings attributable to non-controlling interests	(73,029)							(73,029)
Contributions from non-controlling interests								272
Balance end of year at Dec. 31, 2022	$ 3,200,868	$ 3,241,644	$ (20,454)	$ 2,618,212	$ (42,284)	$ (2,593,050)	$ 3,204,068	$ (3,200)